Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses [Abstract]
Salaries, payroll taxes and vacation	$ 260,422	$ 167,930	$ 114,030
Merchant card fees	23,018	14,983
Professional fees	44,611	83,532	25,000
Management incentives	319,216	503,800
Lease liability	70,158	68,321
Development costs	75,890	109,000
Other	388,071	203,632	135,837
Totals	$ 1,181,386	$ 1,151,198	$ 1,740,490